Notes to the Profit or Loss Statement - Earnings Per Share - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2023 EUR (€) shares	Dec. 31, 2022 EUR (€) shares	Dec. 31, 2021 EUR (€) shares
Analysis of income and expense [abstract]
Consolidated net loss | €	€ 189,734,199	€ 151,058,190	€ 514,460,016
Shares used in computing earnings per share, basic (in shares)	34,312,744	34,155,650	33,401,069
Number of restricted stock units unvested (in shares)	630,104
Dilutive effect of convertible instruments on number of ordinary shares (in shares)	1,996,344